Share-based Payment Arrangements - Summary of Information About Restricted Shares (Detail)	12 Months Ended
	Dec. 31, 2021 shares ¥ / shares	Dec. 31, 2020 shares ¥ / shares	Dec. 31, 2019 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable, end of year | shares	0
Exercise Price Per Share, Options exercisable, end of year	¥ 0
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at January 1 | shares	5,547,000	6,156,000
Options granted | shares	281,000	672,000	6,156,000
Options exercised | shares	(1,780,000)	(1,281,000)
Options forfeited | shares	(483,000)
Balance at December 31 | shares	3,565,000	5,547,000	6,156,000
Fair value of options granted (RMB)	¥ 11.78	¥ 18.55	¥ 13.47
Exercise Price Per Share, Begining	12.2	13.3
Exercise Price Per Share, Options granted	0	4.9	13.3
Exercise Price Per Share, Options exercised	12.7	13.2
Exercise Price Per Share, Options forfeited	12.1
Exercise Price Per Share, Ending	¥ 10.2	¥ 12.2	¥ 13.3